Assets/Liabilities for Insurance Contracts - Summary of Statutory Reserves (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Statutory Reserves [abstract]
Ongoing and Similar Risk	$ 448,501	$ 503,635
Premiums and Surcharges	434,639	487,144
Premiums on Passive Reinsurance	(14,490)	(22,330)
Active Reinsurance	28,259	38,821
Insufficient Premiums	93
Mathematical Reserves	368,917	375,094
Mathematical Reserves for Individual Life Insurance	115,376	123,904
Mathematical Reserves for Individual Retirement Insurance	67,731	103,203
Mathematical Reserves of Life Annuities	135,007	146,416
Provision for the Mathematical Reserve Recomposition	28	11
Fluctuation Funds	50,775	1,560
Total	$ 817,418	$ 878,729